Shareholder Report, Average Annual Return (Details) 193477_AlphaDroid Defensive Sector Rotation ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
AlphaDroid Defensive Sector Rotation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AlphaDroid Defensive Sector Rotation ETF NAV
Average Annual Return, Percent	(2.45%)
AlphaDroid EZ-RO Defence Sector Rotation Index1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AlphaDroid EZ-RO Defence Sector Rotation Index
Average Annual Return, Percent	(2.16%)
S&P 500 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 (TR)
Average Annual Return, Percent	2.87%